Registration No. 333-101129

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933 |_| Pre-Effective Amendment No. |X| Post-Effective Amendment No. 1

(Check appropriate box or boxes)

DREYFUS INTERNATIONAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,
Street, City, State, Zip Code)

(Name and Address of Agent for Service)

Mark N. Jacobs, Esq.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

          An indefinite number of Registrant’s shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

           This Post-Effective Amendment consists of the following:

           (1) Facing Sheet of the Registration Statement.

           (2) Part C to the Registration Statement (including signature page).

This Post-Effective Amendment is being filed solely for the purpose to file as Exhibit No. 14 to this Registration Statement on Form N-14 the Consent of Independent Auditors.

Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14 (File No. 333-101129), filed on November 12, 2002.

DREYFUS INTERNATIONAL FUNDS, INC.
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 33-58248) (the "Registration Statement") unless otherwise noted.

Item 16	Exhibits.

(1)(a)	Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 5 to the Registration Statement and Exhibit (1)(b) of Post-Effective Amendment No. 8 to the Registration Statement.

(1)(b)	Registrant's Articles of Amendment are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 17 to the Registration Statement.

(1)(c)	Registrant's Articles Supplementary are incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 17 to the Registration Statement.

(2)	Registrant's By-Laws is incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 15 to the Registration Statement.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.*

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)	Management Agreement is incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 7 to the Registration Statement.

(7)(a)	Distribution Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 16 to the Registration Statement. Forms of Service Agreements is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 15 to the Registration Statement. Forms of Service Agreements is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 15 to the Registration Statement.

(8)	Not Applicable.

(9)(a)	Amended and Restated Custody Agreement is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 5 to the Registration Statement.

(9)(b)	Amendment to Custody Agreement is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 16 to the Registration Statement.

(9)(c)	Foreign Custody Manager Agreement is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 16 to the Registration Statement.

(10)(a)	Revised Shareholder Services Plan is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registration Statement.

(10)(b)	Distribution Plan is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 17 to the Registration Statement.

(10)(c)	Rule 18f-3 Plan is incorporated by reference to Exhibit (o) of Post-Effective Amendment No. 17 to the Registration Statement.

(11)(a)	Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 5 to the Registration Statement.

(11)(b)	Consent of counsel.*

(12)	Opinion and consent of counsel regarding tax matters.***

(13)	Not Applicable.

(14)	Consent of Independent Auditors.**

(15)	Not Applicable.

(16)	Powers of Attorney are incorporated by reference to Other Exhibit (a) of Post-Effective Amendment No. 16 to the Registration Statement

(17)(a)	Form of Proxy.*

(17)(b)	Registrant's Prospectus dated November 15, 2002 is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed November 8, 2002.

(17)(c)	Dreyfus Premier Developing Markets Fund's Prospectus and Statement of Additional Information dated February 1, 2002 is incorporated by reference to Post-Effective Amendment No. 72 to Dreyfus Premier Equity Funds, Inc. Registration Statement on Form N-1A, filed January 28, 2002 (File No. 2-30806).

____________

*           Filed previously.

**         Filed herein.

***       To be filed by Post-Effective Amendment.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by post-effective amendment the final opinion of counsel regarding tax matters within a reasonable period of time after receiving such opinion.

SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933, Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 4th day of February 2003.

DREYFUS INTERNATIONAL FUNDS, INC. (Registrant) By: /s/STEPHEN E. CANTER Stephen E. Canter, President

Pursuant to the requirements of the Securities Act of 1993, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

Signatures	Title	Date

/s/Stephen E. Canter* Stephen E. Canter	President (Principal Executive Officer)	2/4/03

/s/Joseph Connolly* Joseph Connolly	Vice President and Treasurer (Principal Accounting and Financial Officer)	2/4/03

/s/Joseph S. DiMartino* Joseph S. DiMartino	Chairman of the Board of Directors	2/4/03

/s/David P. Feldman* David P. Feldman	Director	2/4/03

/s/James F. Henry* James F. Henry	Director	2/4/03

/s/ Rosalind G. Jacobs* Rosalind G. Jacobs	Director	2/4/03

/s/Paul A. Marks* Paul A. Marks	Director	2/4/03

/s/Martin Peretz* Martin Peretz	Director	2/4/03

/s/Bert W. Wasserman* Bert W. Wasserman	Director	2/4/03

*By:	/S/Robert R. Mullery Robert R. Mullery Attorney-in-Fact

Exhibit Index

(14)      Consent of Independent Auditors